MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, beginning balance	$ 290,958	$ 298,207
Acquisitions	19,780	20,178
Capitalized to aircraft improvements	(7,204)	(3,662)
Cash receipts from maintenance rights	(2,725)	(1,741)
Maintenance rights associated with aircraft sold	(14,940)	(61,185)
Maintenance rights, ending balance	$ 285,869	$ 251,797